STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021	Apr. 30, 2022	Apr. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,167,000)	$ (743,989)	$ (1,669,699)	$ (185,381)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of debt discount on convertible unsecured promissory notes	19,566	8,687	12,954	4,010
Amortization of debt discount on convertible secured promissory notes	(471,293)	(7,244)	135,579	0
Net loss	(2,167,000)	(743,989)
Issuance of common stock to consultants for services			191,250	0
Issuance of warrants to consultants for services			98,781	0
Settlement expense	38,200	(55,000)	55,000	0
Amortization of debt discount on notes payable	24,054	0
Late fee on convertible promissory note in default			1,750
Conversion fees on convertible unsecured promissory notes	8,750	0	0	3,750
Write off of stadium lease deposit			5,000	0
Write off of prepaid investor relation fees	52,500	0
Amortization of debt discount on convertible secured promissory notes	471,293	7,244	(135,579)	0
Accretion of put premium liability	158,153	67,333	96,948	51,692
Issuance of common stock to employee for services	3,438	0
Gain from change in fair value of conversion option liability			(10,995)	(405,757)
Depreciation expense	69,658	0
Changes in operating assets and liabilities:
Prepaid fees	668	0	(668)	0
Deposits	(46,022)	0	0	90
Accounts payable	1,371,545	34,175	98,817	90,438
Accounts payable - related parties			33,000	109,250
Accrued expenses	(528)	11,277	27,755	21,565
Issuance of warrant to employee for services	1,211	0
Accrued interest	135,156	55,448	112,609	92,360
Issuance of common stock to consultants for services	2,236	191,250
Issuance of warrants to consultants for services	0	98,781
Settlement expense (income)	(38,200)	55,000	(55,000)	0
Late fee on convertible promissory note in default	0	1,750
Accrued interest - related party	(2,772)	(2,772)	5,500	4,645
Accrued payroll			25,726
Gain (loss) from change in fair value of conversion option liability	(1,033,263)	4,536
Gain from change in fair value of warrant derivative liability	(1,605,672)	0
Net cash used in operating activities	(1,996,576)	(188,004)	(780,693)	(213,518)
Default interest from conversion of convertible secured promissory note	79,656	0
CASH FLOWS FROM INVESTING ACTIVITIES
Accounts receivable	3,802	0
Purchase of football equipment	(76,268)	0	(460,910)	0
Trademark filing fees			(500)	0
Net cash used in investing activities	(76,268)	0	(461,410)	0
Accounts payable - related parties	(19,321)	17,732
Subscription payable	40,000	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of convertible unsecured promissory notes, net of issue costs	202,000	95,000	147,000	90,000
Deferred revenue	(3,802)	0
Proceeds from issuance of convertible secured promissory notes, net of issue costs	512,290	126,100	874,680	0
Accrued payroll	472,774	0
Proceeds from issuance of note payable - related party	173,800	0	0	30,000
Accrued interest - related party	2,772	2,772	(5,500)	(4,645)
Net cash used in operating activities	(1,996,576)	(188,004)	(780,693)	(213,518)
Repayment of note payable	(5,000)	0	(30,000)	0
Repayment of convertible secured promissory note		50,000	(235,000)	0
Net cash used in investing activities	(76,268)	0	(461,410)	0
Repayment of convertible unsecured promissory note	5,000	0	(12,500)	0
Proceeds from common stock issuable	549,800	0	0	1,000
Proceeds from sale of common stock, net of offering costs			1,151,326	108,500
Net cash provided by financing activities	1,427,890	171,100	1,895,506	229,500
Repayment of convertible unsecured promissory note	(5,000)	0	12,500	0
NET INCREASE IN CASH	(644,954)	(16,904)	653,403	15,982
Repayment of convertible secured promissory note		(50,000)	235,000	0
CASH - BEGINNING OF YEAR	673,181	19,778	19,778	3,796
Net cash provided by financing activities	1,427,890	171,100	1,895,506	229,500
NET DECREASE IN CASH	(644,954)	(16,904)	653,403	15,982
CASH - END OF YEAR	28,227	2,874	673,181	19,778
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS
CASH PAID FOR INCOME TAXES	0	0	0	0
CASH PAID FOR INTEREST	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reduction of put premium liability related to conversion and payment of promissory notes	34,175	89,024	165,847	156,855
Reduction in fair value of conversion option liability for conversion of promissory note				30,795
Conversion of convertible secured promissory note	315,000	5,998	13,198	30,000
Conversion of convertible unsecured promissory notes	57,200	100,800	203,170	147,613
Conversion of accrued interest on convertible secured promissory notes	44,266	0		28,500
Conversion of accrued interest on convertible unsecured promissory notes			12,498	19,714
Discounts related to convertible promissory notes	112,500	37,400	194,320	6,000
Fair value of warrants issued with secured convertible promissory notes	310,581	0	$ 423,877
Reclassification from equity of initial conversion option derivative value	3,004,560	0
Reclassification from equity of initial warrant derivative value	4,565,329	0
Deemed dividend related to the triggering of the full ratchet anti-dilution provision of warrants at fair value	$ 5,388,467	$ 0
Reclass of note payable - related party to note payable				$ 2,300